Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands										2 Months Ended	8 Months Ended	12 Months Ended
	Dec. 11, 2017	Dec. 05, 2017 USD ($) $ / shares shares	May 03, 2017 USD ($) vote $ / shares shares	May 02, 2017 shares	Dec. 09, 2016 USD ($) shares	Jul. 12, 2016 USD ($) shares	Apr. 27, 2016 USD ($) shares	Jul. 27, 2015 USD ($) shares	Jul. 25, 2015	Mar. 06, 2018 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 29, 2018 $ / shares
Limited Partners' Capital Account [Line Items]
Preferred stock, shares authorized (in shares)			50,000,000								50,000,000	50,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.01								$ 0.01	$ 0.01
Required ratio between shares issued and shares owned of subsidiary			0.8
Conversion ratio			0.8									1.25
Stock issuance costs charged against additional paid in capital | $			$ 4,900
Stock issuance costs | $													$ 1,300
Payments of stock issuance costs | $													400
Accretion of beneficial conversion feature on Class A convertible Preferred Stock | $												$ (1,237)	0	$ 0
Preferred stock issued, amount | $											$ 0	$ 0
Exchange Agreement
Limited Partners' Capital Account [Line Items]
Conversion of stock, converted (in shares)												3,300,000
LLC units received (in shares)												3,300,000
Exchange Agreement | Subsequent Event
Limited Partners' Capital Account [Line Items]
Conversion of stock, converted (in shares)										1,700,000
LLC units received (in shares)										1,700,000
Class A Common Units
Limited Partners' Capital Account [Line Items]
Partners' capital account, units (in shares)			18,600,000
Class A Common Units | Carvana Group
Limited Partners' Capital Account [Line Items]
Investment owned, balance (in shares)			18,800,000
LLC price per unit, multiple on initial public offering price less underwriting discounts and commissions (in dollars per share)			0.8
Class A Common Units | Carvana Group
Limited Partners' Capital Account [Line Items]
Common unit, outstanding (in shares)											165,800,000	165,800,000
Class B Units | Carvana Group
Limited Partners' Capital Account [Line Items]
Common unit, outstanding (in shares)											6,000,000	6,000,000
Class C Redeemable Preferred Units
Limited Partners' Capital Account [Line Items]
Payments of stock issuance costs | $												$ 0	$ 82	$ 470
Temporary equity, coupon rate									12.50%
Class C Redeemable Preferred Units | Investor
Limited Partners' Capital Account [Line Items]
Temporary equity, stock issued during period (in shares)							18,300,000
Garcia Parties
Limited Partners' Capital Account [Line Items]
Ownership percentage of outstanding shares, minimum requirement				25.00%
Carvana Sub
Limited Partners' Capital Account [Line Items]
Percentage of voting power				0.10%
Ernest Garcia, II | Class A Common Units
Limited Partners' Capital Account [Line Items]
Investment owned, balance (in shares)			200,000
Interest acquired			0.10%
CVAN Holdings, LLC | Class C Redeemable Preferred Units | Affiliated Entity
Limited Partners' Capital Account [Line Items]
Temporary equity, stock issued during period (in shares)						8,600,000		14,100,000
Temporary equity, value stock issued during period | $						$ 50,000		$ 65,000
Mr. Garcia | Class C Redeemable Preferred Units | Investor
Limited Partners' Capital Account [Line Items]
Temporary equity, value stock issued during period | $							$ 100,000
GV Auto I, LLC | Class C Redeemable Preferred Units
Limited Partners' Capital Account [Line Items]
Temporary equity, stock issued during period (in shares)						1,700,000
Temporary equity, value stock issued during period | $						$ 9,700
Fidel Family Trust | Class C Redeemable Preferred Units
Limited Partners' Capital Account [Line Items]
Temporary equity, stock issued during period (in shares)					500,000
Temporary equity, value stock issued during period | $					$ 2,700
Class A
Limited Partners' Capital Account [Line Items]
Common stock, shares authorized (in shares)			500,000,000								500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001								$ 0.001	$ 0.001
Number of votes | vote			1
Issuance of Class A common stock sold in initial public offering, net of underwriters' discounts and commissions and offering expenses | $											$ 205,800
Class A | Exchange Agreement
Limited Partners' Capital Account [Line Items]
Conversion of stock, issued (in shares)												2,600,000
Class A | Exchange Agreement | Subsequent Event
Limited Partners' Capital Account [Line Items]
Conversion of stock, issued (in shares)										1,300,000
Class A | IPO
Limited Partners' Capital Account [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			15,000,000
Sale of stock, price per share (in dollars per share) | $ / shares			$ 15.00
Issuance of Class A common stock sold in initial public offering, net of underwriters' discounts and commissions and offering expenses | $			$ 205,800
Class A | Class C Redeemable Preferred Units | IPO
Limited Partners' Capital Account [Line Items]
Temporary equity, conversion ratio if offering price as a percentage of original issuance price threshold exceeded (in shares)			1
Class B
Limited Partners' Capital Account [Line Items]
Common stock, shares authorized (in shares)			125,000,000								125,000,000	125,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001								$ 0.001	$ 0.001
Number of votes | vote			1
Conversion ratio			0.80
Common stock, shares issued (in shares)			117,200,000	117,200,000
Class B | Exchange Agreement
Limited Partners' Capital Account [Line Items]
Conversion of stock, converted (in shares)												2,600,000
Class B | Exchange Agreement | Subsequent Event
Limited Partners' Capital Account [Line Items]
Conversion of stock, converted (in shares)										1,300,000
Class B | Garcia Parties
Limited Partners' Capital Account [Line Items]
Number of votes | vote			10
Convertible Preferred Stock
Limited Partners' Capital Account [Line Items]
Preferred stock, shares authorized (in shares)		100,000									100,000	100,000
Preferred stock initial value per share (in dollars per share) | $ / shares		$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares		0.01									$ 0.01	$ 0.01
Preferred stock initial value per share (in dollars per share) | $ / shares		$ 1,000
Issuance of Class A common stock sold in initial public offering, net of underwriters' discounts and commissions and offering expenses | $		$ 98,500									$ 98,507
Temporary equity, coupon rate		5.50%
Issuance of stock (in shares)		100,000
Gross issuance of stock | $		$ 100,000
Conversion rate | $ / shares		$ 19.6945
Percent of stock price for company option to convert preferred stock to common		150.00%
Redemption price, calculation premium to volume weighted average stock price		20.00%
Redemption price, trading days used In calculation	5 days
Beneficial conversion feature of Class A convertible preferred stock | $											(2,600)
Accretion of beneficial conversion feature on Class A convertible Preferred Stock | $											1,200
Preferred stock issued, amount | $											$ 97,127	$ 97,127
Liquidation preference during change in control											101.00%	101.00%
Convertible Preferred Stock | Subsequent Event
Limited Partners' Capital Account [Line Items]
Conversion rate | $ / shares															$ 50.78
Convertible Preferred Stock | Carvana Group
Limited Partners' Capital Account [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		100,000